As Filed with the Securities and Exchange Commission on August 14, 2008

Registration Nos. 333-83074 and 811-21038

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 12
☑
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
☐
AMENDMENT NO. 14
☑

MLIG VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1700 Merrill Lynch Drive
Pennington, NJ 08534
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:
(609) 274-5392

Copy to:
Lori M. Salvo, Esq.	Stephen E. Roth, Esq.
Director, Office of General Counsel	Sutherland Asbill & Brennan LLP
Merrill Lynch Life Insurance Group Legal/Compliance	1275 Pennsylvania Avenue, N.W.
1700 Merrill Lynch Drive	Washington, DC 20004
Pennington, NJ 08534
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☑	on September 12, 2008 pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on [date] pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☑  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities: Shares of Beneficial Interest

Explanatory Note
This Post-Effective Amendment No. 12 to the Registration Statement of the MLIG Variable Insurance Trust (the "Trust") on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until September 12, 2008, the effectiveness of the registration statement filed in Post-Effective Amendment No. 11 on June 17, 2008, pursuant to paragraph (a) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 12 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 11.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 12 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Hopewell, and State of New Jersey, on the 14th day of August, 2008.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler Deborah J. Adler President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Deborah J. Adler Deborah J. Adler	President (Principal Executive Officer)	August 14, 2008

/s/ Lisa Wilhelm Haag* Lisa Wilhelm Haag	Trustee	August 14, 2008

/s/ Robert M. Bordeman * Robert M. Bordeman	Trustee	August 14, 2008

/s/ Kevin J. Tierney * Kevin J. Tierney	Trustee	August 14, 2008

/s/ Ann Strootman Ann Strootman	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	August 14, 2008

/s/ Frances C. Grabish *By: Frances C. Grabish Pursuant to Power of Attorney